Restructuring (Q2) (Tables)	6 Months Ended
Jun. 30, 2026
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Costs Incurred
The following table summarizes the restructuring costs incurred and the total estimated costs expected to be incurred in connection with the 2026 Restructuring:

	Three Months Ended June 30, 2026	Six Months Ended June 30, 2026	Cumulative Costs to Date	Total Estimated Costs
	(in thousands)
Employee severance, benefits and related taxes	$83	$2,640	$2,640	$2,640
Employee retention bonuses, benefits and related taxes	1,296	2,079	2,079	2,881
Stock-based compensation	50	665	665	665
Contract termination costs	(50)	300	300	300
Total restructuring costs	$1,379	$5,684	$5,684	$6,486

Schedule of Restructuring Costs Recognized
Total restructuring costs recognized in our condensed consolidated statements of operations were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Research and development	$419	$—	$3,477	$—
General and administrative	960	—	2,207	—
Total restructuring costs	$1,379	$—	$5,684	$—

Schedule of Accrued Restructuring Costs
Accrued restructuring costs, which are included in accrued expenses and other current liabilities on our condensed consolidated balance sheets were as follows (in thousands):

Balance as of December 31, 2025	$—
Restructuring costs recognized during the period	4,305
Cash payments made during the period	(3,971)
Employee retention bonuses paid in advance	724
Non-cash charges recognized during the period	(615)
Balance as of March 31, 2026	443
Restructuring costs recognized during the period	1,379
Cash payments made during the period	(1,229)
Amortization of employee retention bonuses paid in the prior period	(509)
Non-cash charges recognized during the period	(50)
Balance as of June 30, 2026	$34